ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE
Trade	$ 835.3	$ 551.6
Other	127.9	67.5
Total	$ 963.2	$ 619.1